Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
Basic EPS is calculated pursuant to the two-class method, by dividing net income available to common shareholders by the weighted-average common shares outstanding during the period. Diluted EPS is calculated pursuant to the two-class method, by dividing net income available to common shareholders by the total weighted-average number of common shares outstanding for the period plus the shares representing the dilutive effect of equity-based awards. The effect of equity-based awards is excluded from the calculation of diluted EPS in periods in which their effect would be anti-dilutive.
The two-class method requires the allocation of undistributed net income between common and participating shareholders. Net income available to common shareholders, presented separately in our consolidated statement of income, is the basis for the calculation of both basic and diluted EPS. Participating securities are composed of unvested and fully vested SERP shares and fully vested deferred director stock awards, which are equity-based awards that contain non-forfeitable rights to dividends, and are considered to participate with the common stock in undistributed earnings.
The following table presents the computation of basic and diluted earnings per common share for the periods indicated:

	Years Ended December 31,
(Dollars in millions, except per share amounts)	2018	2017	2016
Net income	$2,593	$2,156	$2,138
Less:
Preferred stock dividends	(188)	(182)	(173)
Dividends and undistributed earnings allocated to participating securities(1)	(1)	(2)	(2)
Net income available to common shareholders	$2,404	$1,972	$1,963
Average common shares outstanding (In thousands):
Basic average common shares	371,983	374,793	391,485
Effect of dilutive securities: equity-based awards	4,493	5,420	4,605
Diluted average common shares	376,476	380,213	396,090
Anti-dilutive securities(2)	1,011	188	2,143
Earnings per common share:
Basic	$6.46	$5.26	$5.01
Diluted(3)	6.39	5.19	4.96

(1) Represents the portion of net income available to common equity allocated to participating securities, composed of unvested and fully vested SERP shares and fully vested deferred director stock awards, which are equity-based awards that contain non-forfeitable rights to dividends, and are considered to participate with the common stock in undistributed earnings.
(2) Represents equity-based awards outstanding but not included in the computation of diluted average common shares, because their effect was anti-dilutive. Additional information about equity-based awards is provided in Note 18.
(3) Calculations reflect allocation of earnings to participating securities using the two-class method, as this computation is more dilutive than the treasury stock method.